Business Combination (Details) $ / shares in Units, ¥ in Millions, $ in Millions				12 Months Ended
	Mar. 04, 2022 USD ($) $ / shares shares	Nov. 12, 2021 USD ($) $ / shares shares	Nov. 12, 2021 CNY (¥) shares	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
Business Combination (Details) [Line Items]
Equity interest	100.00%
Total cash consideration	$ 12.0	$ 7.5	¥ 48.0
Cash paid						$ 9.1	¥ 60.0
Over paid				$ 1.9	¥ 12.0
Exchange gain				$ 0.3
Shennong [Member]
Business Combination (Details) [Line Items]
Total cash consideration | ¥			¥ 72.1
Acquisition of Hekangyuan [Member]
Business Combination (Details) [Line Items]
Total cash consideration	$ 8.0
Class A Ordinary Shares [Member]
Business Combination (Details) [Line Items]
Equity interest		70.00%	70.00%
Ordinary shares (in Shares) | shares	10,000,000	4,200,000	4,200,000
Ordinary per share (in Dollars per share) | $ / shares	$ 0.365	$ 0.8896